North Square Oak Ridge All Cap Growth Fund
TICKER: Class A ORDGX / Class I ODGIX
Summary Prospectus
September 30, 2021

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders and other information about the Fund online at https://northsquareinvest.com/fund-reports-holdings. You may also obtain this information at no cost by calling 1-855-551-5521 or by e-mail at info@northsquareinvest.com. The Fund’s Prospectus and Statement of Additional Information, both dated September 30, 2021, are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the North Square Oak Ridge All Cap Growth Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial intermediary and in the section titled “Class A Shares” and in “APPENDIX A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None[1]		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%		0.70%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		0.75%		0.75%
Shareholder servicing fee	0.07%		0.07%
All other expenses[2]	0.68%		0.68%
Total annual fund operating expenses[3]		1.70%		1.45%
Fees waived and/or expenses reimbursed		-0.50%		-0.50%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3,4]		1.20%		0.95%

1.No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
2.“All Other Expenses” are estimated for the current fiscal year for Class A shares.
3.The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
4.North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver until September 30, 2029). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$690	$934	$1,197	$1,946
Class I shares	$97	$303	$525	$1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 9% of the average value of its portfolio.

Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, the Adviser has selected Oak Ridge Investments, LLC (the “Sub-Adviser”) to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The equity securities in which the Fund principally invests include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), warrants and rights. The Fund may also invest in initial public offerings (“IPOs”) of equity securities. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the information technology sector. The Fund will generally consist of a diversified all cap portfolio of between 40 to 70 holdings. The Fund will generally invest in companies with market capitalizations of $500 million or greater at time of purchase. While the Fund may invest in equity securities of issuers in all market capitalization ranges, the majority of its holdings are expected to be in larger capitalization companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will be primarily through investments in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
When selecting securities for the Fund’s portfolio, the Sub-Adviser uses a “growth” style of management to seek to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. Investment decisions are based primarily on the fundamental analysis of individual companies, rather than on broad economic forecasts. The Sub-Adviser’s principal analytical technique involves seeking to identify companies with earnings and revenues that are not only growing, but growing at a sustainable pace with strong competitive advantages. When making purchase decisions for the Fund, the Sub-Adviser uses a bottom-up approach that involves three primary components:
•Research — The Sub-Adviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.

•Fundamentals — Once a potential investment is identified, the Sub-Adviser considers whether the issuer possesses certain attributes that the Sub-Adviser believes a “buy” candidate should possess.

•Valuation — Finally, the Sub-Adviser values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase, within the context of appropriate portfolio diversification for the Fund.

Principal Risks of Investing
Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Equity Risk, ETF Risk, Foreign Investment Risk, Growth-Oriented Investment Strategies Risk, IPO Risk, Large Cap Company Risk, Liquidity Risk, Management and Strategy Risk, Market Risk, Preferred Stock Risk, Real Estate Investment Trust (“REIT”) Risk, Sector Focus Risk, Small and Mid Cap Company Risk, and Warrants and Rights Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2021, 43.3% of the Fund’s assets were invested in the information technology sector. Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1‑855-551-5521.

The Fund has adopted the historical performance of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented below for periods prior to the close of business on May 10, 2019 reflects the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially the same investment strategies. Prior to the reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Calendar-Year Total Return (before taxes) for Class I Shares
For each calendar year at NAV

40%
30%
20%
10%
0%
25.18%
0.99%
32.33%
34.58%
2017
2018
2019
2020

The year-to-date return as of June 30, 2021 was 12.38%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	25.26%	Quarter ended 6/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-15.46%	Quarter ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2020)	1 Year	Since Inception	Inception Date/From
Class I - Return Before Taxes	34.58%	19.46%	7/29/2016
Class I - Return After Taxes on Distributions	32.88%	18.76%	7/29/2016
Class I - Return After Taxes on Distributions and Sale of Fund Shares	21.65%	15.67%	7/29/2016
Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	38.26%	22.02%	7/29/2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser and Sub-Adviser
North Square Investments, LLC is the Fund’s investment adviser. Oak Ridge Investments, LLC is the Fund’s investment sub-adviser.

Portfolio Managers
The Sub-Adviser’s portfolio management team is comprised of Robert G. McVicker, Executive Vice President and Senior Portfolio Manager of the Sub-Adviser, and David M. Klaskin, Chief Executive Officer and Chief Investment Officer of the Sub-Adviser. Messrs. McVicker and Klaskin are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have been since the Predecessor Fund’s inception on July 29, 2016.

Purchase and Sale of Fund Shares
Currently, Class A Shares are not available for purchase. The Fund offers one class of shares: the Class I Shares. To purchase shares of the Fund, you must invest at least the minimum amount shown for each class in the chart below.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
All Accounts	$1,000	$100
Class I Shares
All Accounts	$1,000,000	None

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.
Tax Information
The Fund’s distributions are generally taxable and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.